JPMorgan Managed Income Fund Expense Example - I Shares [Member] - JPMorgan Managed Income Fund - Class I	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	270
Expense Example, with Redemption, 10 Years	$ 619